Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ (6)	£ (10)
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	86	93
Change in economic scenarios	22	(8)
Change to ECL models	0	0
Acquisition of TSB	62
New lending and assets purchased	42	40
Redemptions, repayments and assets sold	(96)	(89)
Changes in risk parameters and other movements	92	75
Assets written off	(131)	(101)
Net movement in the period, ECL	77	10
ECL charge to the Income Statement	208	111
Less: Discount unwind	(8)	(10)
Less: Recoveries net of collection costs	77	4
Total ECL charge to the Income Statement	277	105
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(14)	(9)
Transfers from Stage 2 to Stage 1	62	63
Transfers to Stage 3	(2)	(1)
Transfers from Stage 3	0	4
Transfers of financial instruments	46	57
Net ECL remeasurement on stage transfer	(56)	(59)
Change in economic scenarios	5	(6)
Change to ECL models	0	0
Acquisition of TSB	62
New lending and assets purchased	25	21
Redemptions, repayments and assets sold	(16)	(15)
Changes in risk parameters and other movements	(9)	(13)
Assets written off	0	0
Net movement in the period, ECL	57	(15)
ECL charge to the Income Statement	57	(15)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge to the Income Statement	57	(15)
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	14	9
Transfers from Stage 2 to Stage 1	(62)	(63)
Transfers to Stage 3	(21)	(25)
Transfers from Stage 3	16	23
Transfers of financial instruments	(53)	(56)
Net ECL remeasurement on stage transfer	74	69
Change in economic scenarios	16	2
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	14	16
Redemptions, repayments and assets sold	(35)	(42)
Changes in risk parameters and other movements	11	(6)
Assets written off	0	0
Net movement in the period, ECL	27	(17)
ECL charge to the Income Statement	27	(17)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Total ECL charge to the Income Statement	27	(17)
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	23	26
Transfers from Stage 3	(16)	(27)
Transfers of financial instruments	7	(1)
Net ECL remeasurement on stage transfer	68	83
Change in economic scenarios	1	(4)
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	3	3
Redemptions, repayments and assets sold	(45)	(32)
Changes in risk parameters and other movements	79	94
Assets written off	(118)	(101)
Net movement in the period, ECL	(5)	42
ECL charge to the Income Statement	113	143
Less: Discount unwind	(8)	(10)
Less: Recoveries net of collection costs	81	4
Total ECL charge to the Income Statement	186	137
POCI | POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net ECL remeasurement on stage transfer	0
Change in economic scenarios	0
Change to ECL models	0
Acquisition of TSB	0
New lending and assets purchased	0
Redemptions, repayments and assets sold	0
Changes in risk parameters and other movements	11
Assets written off	(13)
Net movement in the period, ECL	(2)
ECL charge to the Income Statement	11
Less: Discount unwind	0
Less: Recoveries net of collection costs	(4)
Total ECL charge to the Income Statement	7
–Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(7,124)	(5,143)
Transfers from Stage 2 to Stage 1	3,806	4,926
Transfers to Stage 3	(171)	(123)
Transfers from Stage 3	0	8
Transfers of financial instruments	(3,489)	(332)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	41,018
New lending and assets purchased	35,868	30,547
Redemptions, repayments and assets sold	(19,750)	(16,080)
Changes in risk parameters and other movements	(9,507)	(4,472)
Assets written off	0	0
Net movement in the period	44,140	9,663
–Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	7,124	5,143
Transfers from Stage 2 to Stage 1	(3,806)	(4,926)
Transfers to Stage 3	(416)	(643)
Transfers from Stage 3	183	340
Transfers of financial instruments	3,085	(86)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	288	294
Redemptions, repayments and assets sold	(2,543)	(1,990)
Changes in risk parameters and other movements	77	191
Assets written off	0	0
Net movement in the period	907	(1,591)
–Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	587	766
Transfers from Stage 3	(183)	(348)
Transfers of financial instruments	404	418
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	0
New lending and assets purchased	25	27
Redemptions, repayments and assets sold	(653)	(440)
Changes in risk parameters and other movements	119	107
Assets written off	(219)	(242)
Net movement in the period	(324)	(130)
POCI | POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net ECL remeasurement on stage transfer	0
Change in economic scenarios	0
Change to ECL models	0
Acquisition of TSB	467
New lending and assets purchased	0
Redemptions, repayments and assets sold	(7)
Changes in risk parameters and other movements	(3)
Assets written off	(4)
Net movement in the period	453
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
Acquisition of TSB	41,485
New lending and assets purchased	36,181	30,868
Redemptions, repayments and assets sold	(22,953)	(18,510)
Changes in risk parameters and other movements	(9,314)	(4,174)
Assets written off	(223)	(242)
Net movement in the period	45,176	7,942
Cost | –Stage 1 | Financial instruments not credit-impaired | Subject to 12-month ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	272,629	259,883
Ending balance	316,769	269,546
Cost | –Stage 2 | Financial instruments not credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,524	21,218
Ending balance	19,431	19,627
Cost | –Stage 3 | Financial instruments credit-impaired | Subject to Lifetime ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,340	2,759
Ending balance	2,016	2,629
Cost | POCI | POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0
Ending balance	453
Cost | Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	293,493	283,860
Ending balance	338,669	291,802
Accumulated impairment | ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(812)	(869)
Ending balance	(889)	(879)
Accumulated impairment | Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(157)	(153)
Ending balance	(214)	(138)
Accumulated impairment | Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(301)	(359)
Ending balance	(328)	(342)
Accumulated impairment | Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(354)	(357)
Ending balance	(349)	£ (399)
Accumulated impairment | POCI | POCI
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	0
Ending balance	£ 2